Expense Example - StrategicAdvisersIncomeOpportunitiesFund-PRO - StrategicAdvisersIncomeOpportunitiesFund-PRO - Strategic Advisers Income Opportunities Fund - Strategic Advisers Income Opportunities Fund
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 56
3 years	188
5 years	378
10 years	$ 927